Net Property, Plant and Equipment	12 Months Ended
Dec. 31, 2015
Net Property, Plant and Equipment
Net Property, Plant and Equipment

Note 5

Net Property, Plant and Equipment

The following table is a summary of property, plant and equipment at the end of each year:

	Useful				December 31,
(Millions of dollars)	Lives				2015	2014
Land and improvements	3	-	15	years	$185	$185
Buildings and improvements			30	years	405	389
Machinery and equipment	3	-	20	years	1,025	1,001
Vessels and vehicles	3	-	18	years	150	160
Office furniture and fixtures			5	years	27	26
Construction in progress					38	26
					1,830	1,787
Accumulated depreciation and amortization					(999)	(940)
Net property, plant and equipment					$831	$847